EMD-Q1

Quarterly Report
October 31, 2025
MFS®  Emerging Markets
Debt Fund

Portfolio of Investments
10/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.
Issuer		Shares/Par	Value ($)
Bonds – 96.8%
Albania – 0.4%
Republic of Albania, 5.9%, 6/09/2028	EUR	11,773,000	$14,511,519
Republic of Albania, 4.75%, 2/14/2035 (n)		12,116,000	14,360,620
Republic of Albania, 4.75%, 2/14/2035		500,000	592,630
			$29,464,769
Angola – 1.4%
Azule Energy Finance PLC, 8.125%, 1/23/2030		$6,199,000	$6,230,032
Republic of Angola, 9.244%, 1/15/2031 (n)		16,734,000	16,338,496
Republic of Angola, 8.75%, 4/14/2032 (n)		15,138,000	14,191,463
Republic of Angola, 9.375%, 5/08/2048		15,746,000	13,511,246
Republic of Angola, 9.125%, 11/26/2049		67,482,000	56,636,589
			$106,907,826
Argentina – 2.6%
Republic of Argentina, 4.125%, 7/09/2035		$88,597,000	$62,062,199
Republic of Argentina, 5%, 1/09/2038		82,122,000	60,236,487
Republic of Argentina, 3.5%, 7/09/2041		113,745,000	73,877,377
			$196,176,063
Azerbaijan – 0.3%
Republic of Azerbaijan, 3.5%, 9/01/2032		$23,853,000	$22,287,232
Bahamas – 0.5%
Commonwealth of Bahamas, 8.95%, 10/15/2032		$10,215,000	$11,267,145
Commonwealth of Bahamas, 8.25%, 6/24/2036 (n)		23,860,000	25,835,369
			$37,102,514
Barbados – 0.3%
Republic of Barbados, 8%, 6/26/2035 (n)		$21,002,000	$21,842,080
Benin – 0.4%
Republic of Benin, 7.96%, 2/13/2038 (n)		$15,301,000	$15,918,413
Republic of Benin, 7.96%, 2/13/2038		1,600,000	1,664,562
Republic of Benin, 8.375%, 1/23/2041		600,000	639,594
Republic of Benin, 8.375%, 1/23/2041 (n)		10,373,000	11,057,507
			$29,280,076
Bermuda – 0.7%
Government of Bermuda, 2.375%, 8/20/2030 (n)		$16,826,000	$15,219,117
Government of Bermuda, 2.375%, 8/20/2030		11,433,000	10,341,149
Government of Bermuda, 5%, 7/15/2032 (n)		15,892,000	16,162,164
Government of Bermuda, 5%, 7/15/2032		2,100,000	2,135,700
Government of Bermuda, 3.375%, 8/20/2050 (n)		15,484,000	10,992,401
Government of Bermuda, 3.375%, 8/20/2050		3,900,000	2,768,688
			$57,619,219
Brazil – 2.5%
Aegea Finance S.à r.l., 7.625%, 1/20/2036 (n)		$21,773,000	$21,227,666
Ambipar Lux S.à r.l., 10.875%, 2/05/2033 (n)		11,224,000	2,088,931
Federative Republic of Brazil, 10%, 1/01/2029	BRL	128,698,000	22,118,426
Federative Republic of Brazil, 10%, 1/01/2031		221,470,000	36,187,934
Federative Republic of Brazil, 10%, 1/01/2035		95,737,000	14,556,302
Federative Republic of Brazil, 6.625%, 3/15/2035		$7,143,000	7,438,006
Federative Republic of Brazil, 7.125%, 5/13/2054		344,000	348,472

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Brazil – 2.5%
Federative Republic of Brazil, 7.25%, 1/12/2056		$17,600,000	$17,799,760
MC Brazil Downstream Trading S.à r.l., 7.25%, 6/30/2031 (n)		10,489,489	8,618,689
MC Brazil Downstream Trading S.à r.l., 7.25%, 6/30/2031		8,864,846	7,283,800
Raizen Fuels Finance S.A., 6.25%, 7/08/2032 (n)		16,184,000	13,756,400
Raizen Fuels Finance S.A., 6.25%, 7/08/2032		5,233,000	4,448,050
Samarco Mineracao S.A., 9% PIK to 12/30/2025, (4% Cash + 5% PIK) to 12/30/2026, (5.5% Cash + 3.5% PIK) to 12/30/2027, 9.25% Cash to 12/30/2029, 9.5% Cash to 6/30/2031 (p)		25,949,709	25,949,390
Yinson Bergenia Production B.V., 8.498%, 1/31/2045 (n)		6,179,000	6,488,312
			$188,310,138
Bulgaria – 0.9%
Bulgarian Energy Holding EAD, 2.45%, 7/22/2028	EUR	23,317,000	$25,919,162
Bulgarian Energy Holding EAD, 4.25%, 6/19/2030		15,596,000	17,974,820
Republic of Bulgaria, 5%, 3/05/2037		$25,616,000	25,691,211
			$69,585,193
Canada – 0.1%
Capstone Copper Corp., 6.75%, 3/31/2033 (n)		$10,700,000	$11,071,879
Chile – 3.7%
AES Andes S.A., 6.25%, 3/14/2032 (n)		$7,522,000	$7,844,934
AES Andes S.A., 8.15% to 6/10/2030, FLR (CMT - 5yr. + 3.835%) to 6/10/2035, FLR (CMT - 5yr. + 4.085%) to 6/10/2050, FLR (CMT - 5yr. + 4.835%) to 6/10/2055 (n)		9,776,000	10,219,830
Alfa Desarrollo S.p.A., 4.55%, 9/27/2051 (n)		7,416,073	6,071,799
Alfa Desarrollo S.p.A., 4.55%, 9/27/2051		15,451,384	12,650,589
Chile Electricity Lux MPC II S.à r.l., 6.01%, 1/20/2033 (n)		9,388,550	9,825,118
Chile Electricity Lux MPC II S.à r.l., 5.58%, 10/20/2035 (n)		14,008,624	14,412,072
Chile Electricity Lux MPC II S.à r.l., 5.672%, 10/20/2035 (n)		16,968,000	17,611,766
Chile Electricity Lux MPC S.à r.l., 6.01%, 1/20/2033		6,674,910	6,985,293
Chile Electricity Lux MPC S.à r.l., 5.58%, 10/20/2035		391,002	402,263
Chile Electricity PEC S.p.A., 0%, 1/25/2028		7,427,736	6,656,736
Codelco, Inc. (Republic of Chile), 5.95%, 1/08/2034 (n)		7,030,000	7,392,741
Codelco, Inc. (Republic of Chile), 6.33%, 1/13/2035 (n)		14,263,000	15,217,195
Codelco, Inc. (Republic of Chile), 6.78%, 1/13/2055 (n)		19,498,000	21,321,063
Colbun S.A., 5.375%, 9/11/2035 (n)		20,879,000	21,056,471
Empresa Nacional del Petroleo (Republic of Chile), 5.25%, 11/06/2029		16,094,000	16,384,945
Empresa Nacional del Petroleo (Republic of Chile), 6.15%, 5/10/2033 (n)		14,277,000	15,112,790
Empresa Nacional del Petroleo (Republic of Chile), 5.95%, 7/30/2034 (n)		18,987,000	19,974,742
Empresa Nacional del Petroleo (Republic of Chile), 5.95%, 7/30/2034		400,000	420,809
ENGIE Energía Chile S.A., 3.4%, 1/28/2030 (n)		12,882,000	12,180,824
ENGIE Energía Chile S.A., 3.4%, 1/28/2030		2,551,000	2,412,147
Inversiones CMPC S.A., 6.7% to 9/12/2032, FLR (CMT - 5yr. + 2.834%) to 9/12/2044, FLR (CMT - 5yr. + 3.084%) to 9/12/2052, FLR (CMT - 5yr. + 3.834%) to 12/09/2057 (n)		6,285,000	6,349,735
Republic of Chile, 5.65%, 1/13/2037		34,257,000	36,267,886
Republic of Chile, 3.1%, 5/07/2041		9,648,000	7,441,020
Republic of Chile, 4.34%, 3/07/2042		8,431,000	7,535,628
			$281,748,396
China – 1.0%
CFMAC II Co. Ltd. (People's Republic of China), 4.5%, 5/29/2029		$5,511,000	$5,485,815
Huarong Finance 2017 Co. Ltd. (People's Republic of China), 4.25%, 11/07/2027		19,307,000	19,179,574
Huarong Finance II Co. Ltd. (People’s Republic of China), 4.625%, 6/03/2026		7,424,000	7,416,576
Meituan, 4.5%, 5/05/2031 (n)(w)		19,286,000	19,189,782
Melco Resorts Finance Ltd., 6.5%, 9/24/2033 (n)		13,678,000	13,744,612
Prosus N.V., 4.027%, 8/03/2050		10,663,000	7,614,556

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
China – 1.0%
Prosus N.V., 3.832%, 2/08/2051		$11,108,000	$7,605,133
			$80,236,048
Colombia – 1.9%
Banco GNB Sudameris S.A., 7.5% to 4/16/2026, FLR (CMT - 5yr. + 6.66%) to 4/16/2031 (n)		$3,186,000	$3,174,676
Grupo Energia Bogota S.A. ESP (Republic of Colombia), 5.75%, 10/22/2035 (n)		19,041,000	18,901,049
Grupo Nutresa S.A., 8%, 5/12/2030 (n)		20,089,000	21,580,608
Grupo Nutresa S.A., 8%, 5/12/2030		500,000	537,125
Republic of Colombia, 7.375%, 4/25/2030		13,577,000	14,532,142
Republic of Colombia, 5%, 9/19/2032	EUR	16,750,000	18,888,025
Republic of Colombia, 8%, 11/14/2035		$16,791,000	18,302,190
Republic of Colombia, 5.625%, 2/19/2036	EUR	19,261,000	21,357,262
Republic of Colombia, 7.75%, 11/07/2036		$16,837,000	17,935,783
Termocandelaria Power S.A., 7.75%, 9/17/2031 (n)		10,459,000	10,856,766
Termocandelaria Power S.A., 7.75%, 9/17/2031		400,000	415,213
			$146,480,839
Costa Rica – 1.6%
Liberty Costa Rica Senior Secured Finance, 10.875%, 1/15/2031 (n)		$9,385,000	$9,929,330
Liberty Costa Rica Senior Secured Finance, 10.875%, 1/15/2031		900,000	952,200
Republic of Costa Rica, 6.55%, 4/03/2034 (n)		11,734,000	12,677,531
Republic of Costa Rica, 6.55%, 4/03/2034		6,163,000	6,658,567
Republic of Costa Rica, 7%, 4/04/2044		13,678,000	14,792,757
Republic of Costa Rica, 7.158%, 3/12/2045		10,798,000	11,829,209
Republic of Costa Rica, 7.3%, 11/13/2054 (n)		44,671,000	49,919,842
Republic of Costa Rica, 7.3%, 11/13/2054		16,759,000	18,728,183
			$125,487,619
Cote d'Ivoire – 1.6%
Republic of Cote d'Ivoire, 4.875%, 1/30/2032	EUR	2,800,000	$3,120,875
Republic of Cote d'Ivoire, 7.625%, 1/30/2033 (n)		$21,707,000	22,897,786
Republic of Cote d'Ivoire, 7.625%, 1/30/2033		500,000	527,429
Republic of Cote d'Ivoire, 6.125%, 6/15/2033		7,768,000	7,545,755
Republic of Cote d'Ivoire, 8.075%, 4/01/2036 (n)		24,899,000	26,217,130
Republic of Cote d'Ivoire, 8.075%, 4/01/2036		500,000	526,470
Republic of Cote d'Ivoire, 8.25%, 1/30/2037 (n)		28,863,000	30,655,433
Republic of Cote d'Ivoire, 8.25%, 1/30/2037		25,932,000	27,542,414
			$119,033,292
Czech Republic – 1.8%
CEZ A.S. (Czech Republic), 2.375%, 4/06/2027	EUR	6,495,000	$7,466,528
CEZ A.S. (Czech Republic), 4.125%, 9/05/2031		6,291,000	7,499,928
CEZ A.S. (Czech Republic), 4.25%, 6/11/2032		12,595,000	14,968,148
CEZ A.S. (Czech Republic), 4.125%, 4/30/2033		8,674,000	10,210,082
Czech Industrial Technological Holding Co., 6.5%, 1/10/2031		$400,000	413,442
Czech Republic, 3.75%, 7/28/2030	EUR	8,699,000	10,292,484
Czech Republic, 4.5%, 11/11/2032	CZK	224,290,000	10,759,922
Czech Republic, 4.9%, 4/14/2034		223,510,000	10,925,579
Czechoslovak Group A.S., 6.5%, 1/10/2031 (n)		$14,568,000	15,057,549
EP Infrastructure A.S., 2.045%, 10/09/2028	EUR	4,891,000	5,480,207
EP Infrastructure A.S., 1.816%, 3/02/2031		8,684,000	9,052,485
EPH Financing International A.S., 6.651%, 11/13/2028		11,875,000	14,856,662
EPH Financing International A.S., 5.875%, 11/30/2029		5,958,000	7,390,419
EPH Financing International A.S., 4.625%, 7/02/2032		9,434,000	11,125,430
			$135,498,865

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Dominican Republic – 2.0%
Aeropuertos Dominicanos Siglo XXI S.A., 7%, 6/30/2034 (n)		$13,976,000	$14,640,559
Dominican Republic, 4.5%, 1/30/2030 (n)		7,378,000	7,200,928
Dominican Republic, 4.5%, 1/30/2030		200,000	195,200
Dominican Republic, 7.05%, 2/03/2031 (n)		24,234,000	26,066,090
Dominican Republic, 7.05%, 2/03/2031		5,034,000	5,414,570
Dominican Republic, 4.875%, 9/23/2032 (n)		27,009,000	25,848,964
Dominican Republic, 4.875%, 9/23/2032		58,082,000	55,587,378
Dominican Republic, 6.95%, 3/15/2037 (n)		16,780,000	17,898,387
Dominican Republic, 6.95%, 3/15/2037		200,000	213,330
			$153,065,406
Ecuador – 1.0%
Republic of Ecuador, 6.9%, 7/31/2035		$61,609,772	$47,131,476
Republic of Ecuador, 5%, 7/31/2040		41,728,000	28,375,040
			$75,506,516
Egypt – 2.9%
Arab Republic of Egypt, 0%, 11/18/2025	EGP	174,000,000	$3,642,410
Arab Republic of Egypt, 0%, 11/25/2025		214,950,000	4,476,517
Arab Republic of Egypt, 0%, 12/02/2025		883,000,000	18,295,474
Arab Republic of Egypt, 0%, 12/16/2025		577,600,000	11,847,319
Arab Republic of Egypt, 0%, 1/27/2026		966,925,000	19,257,479
Arab Republic of Egypt, 0%, 2/17/2026		905,575,000	17,783,865
Arab Republic of Egypt, 5.875%, 2/16/2031		$20,158,000	19,345,347
Arab Republic of Egypt, 8.5%, 1/31/2047		50,377,000	46,484,195
Arab Republic of Egypt, 7.903%, 2/21/2048		4,713,000	4,095,028
Arab Republic of Egypt, 8.7%, 3/01/2049		21,779,000	20,292,129
Arab Republic of Egypt, 8.875%, 5/29/2050		8,038,000	7,599,349
Arab Republic of Egypt, 7.5%, 2/16/2061 (n)		9,978,000	8,175,854
Egyptian Financial Co. for Sovereign Taskeek, 6.375%, 4/07/2029 (n)		17,854,000	18,074,783
Egyptian Financial Co. for Sovereign Taskeek, 7.95%, 10/07/2032 (n)		23,219,000	23,998,067
			$223,367,816
El Salvador – 0.3%
Republic of El Salvador, 8.625%, 2/28/2029		$2,027,000	$2,158,755
Republic of El Salvador, 8.65%, 1/24/2033 (n)		14,596,000	15,457,164
Republic of El Salvador, 7.65%, 6/15/2035		1,197,000	1,241,295
Republic of El Salvador, 9.65%, 11/21/2054 (n)		5,455,000	6,119,890
			$24,977,104
Ghana – 1.1%
Kosmos Energy Ltd., 7.5%, 3/01/2028		$7,085,000	$5,638,713
Kosmos Energy Ltd., 8.75%, 10/01/2031		7,460,000	5,013,495
Republic of Ghana, 5%, 7/03/2029 (n)		7,712,272	7,500,119
Republic of Ghana, 5%, 7/03/2035 (n)		80,212,203	69,030,617
Republic of Ghana, 5%, 7/03/2035		500,000	430,300
			$87,613,244
Guatemala – 2.6%
Central American Bottling Corp., 5.25%, 4/27/2029 (n)		$12,764,000	$12,511,059
Central American Bottling Corp., 5.25%, 4/27/2029		12,508,000	12,260,133
Energuate Trust, 6.35%, 9/15/2035 (n)		23,440,000	23,521,970
Republic of Guatemala, 6.05%, 8/06/2031 (n)		24,382,000	25,454,808
Republic of Guatemala, 6.05%, 8/06/2031 (n)		1,600,000	1,670,400
Republic of Guatemala, 3.7%, 10/07/2033		26,218,000	23,596,200
Republic of Guatemala, 6.6%, 6/13/2036		16,448,000	17,714,496

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Guatemala – 2.6%
Republic of Guatemala, 6.25%, 8/15/2036 (n)		$24,786,000	$26,116,264
Republic of Guatemala, 6.25%, 8/15/2036		400,000	421,468
Republic of Guatemala, 6.55%, 2/06/2037 (n)		24,332,000	26,132,568
Republic of Guatemala, 6.55%, 2/06/2037		6,683,000	7,177,542
Republic of Guatemala, 6.875%, 8/15/2055 (n)		16,898,000	18,193,401
Republic of Guatemala, 6.875%, 8/15/2055		600,000	645,996
			$195,416,305
Honduras – 0.3%
Government of Honduras, 8.625%, 11/27/2034		$21,532,000	$23,071,538
Hungary – 3.3%
Hungarian Development Bank PLC, 6.5%, 6/29/2028		$11,681,000	$12,271,971
Magyar Export-Import Bank PLC (Republic of Hungary), 6.125%, 12/04/2027 (n)		13,888,000	14,373,539
MVM Energetika Zartkoruen Mukodo Reszvenytarsasag (Republic of Hungary), 0.875%, 11/18/2027	EUR	17,300,000	19,099,240
MVM Energetika Zartkoruen Mukodo Reszvenytarsasag (Republic of Hungary), 6.5%, 3/13/2031		$18,044,000	19,084,551
OTP Bank Nyrt., 7.3% to 7/30/2030, FLR (CMT - 5yr. + 2.861%) to 7/30/2035		4,670,000	4,970,500
Republic of Hungary, 6.125%, 5/22/2028 (n)		6,025,000	6,280,239
Republic of Hungary, 6.125%, 5/22/2028		500,000	521,182
Republic of Hungary, 5.25%, 6/16/2029 (n)		12,477,000	12,744,332
Republic of Hungary, 4.375%, 6/27/2030	EUR	12,152,000	14,504,314
Republic of Hungary, 3%, 8/21/2030	HUF	8,545,050,000	21,952,361
Republic of Hungary, 5.375%, 9/26/2030 (n)		$16,396,000	16,897,036
Republic of Hungary, 6.25%, 9/22/2032 (n)		6,828,000	7,355,528
Republic of Hungary, 5.5%, 6/16/2034 (n)		28,898,000	29,457,710
Republic of Hungary, 5.5%, 6/16/2034		4,600,000	4,689,095
Republic of Hungary, 6%, 9/26/2035 (n)		10,725,000	11,270,382
Republic of Hungary, 5.5%, 3/26/2036 (n)		22,486,000	22,700,204
Republic of Hungary, 5.5%, 3/26/2036		9,120,000	9,206,878
Republic of Hungary, 6.75%, 9/25/2052 (n)		5,061,000	5,591,711
Republic of Hungary, 6.75%, 9/23/2055 (n)		16,896,000	18,377,885
			$251,348,658
India – 3.8%
Adani Transmission Step-One Ltd., 4%, 8/03/2026		$6,220,000	$6,164,822
Adani Transmission Step-One Ltd., 4.25%, 5/21/2036 (n)		10,600,835	9,649,387
Adani Transmission Step-One Ltd., 4.25%, 5/21/2036		12,230,610	11,132,886
Biocon Biologics Global PLC, 6.67%, 10/09/2029 (n)		17,377,000	17,182,538
Export-Import Bank of India, 2.25%, 1/13/2031 (n)		28,790,000	25,818,889
Export-Import Bank of India, 2.25%, 1/13/2031		4,740,000	4,250,835
Export-Import Bank of India, 5.5%, 1/18/2033 (n)		18,604,000	19,593,766
Export-Import Bank of India, 5.5%, 1/18/2033		600,000	631,921
Export-Import Bank of India, 5.5%, 1/13/2035 (n)		21,208,000	22,186,151
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)		19,986,000	18,350,344
Indian Railway Finance Corp., 2.8%, 2/10/2031		9,299,000	8,537,969
IRB Infrastructure Developers Ltd., 7.11%, 3/11/2032 (n)		17,116,000	17,812,992
JSW Hydro Energy Ltd., 4.125%, 5/18/2031		11,394,790	10,753,833
Muthoot Finance Ltd., 7.125%, 2/14/2028 (n)		18,260,000	18,691,625
Muthoot Finance Ltd., 7.125%, 2/14/2028		400,000	409,455
Muthoot Finance Ltd., 6.375%, 3/02/2030 (n)		18,476,000	18,772,752
Republic of India, 7.18%, 8/14/2033	INR	2,618,860,000	30,461,188
Republic of India, 7.1%, 4/08/2034		1,764,470,000	20,412,665
State Bank of India (London), 4.5%, 9/09/2030		$16,997,000	16,970,496
Varanasi Aurangabad NH-2 Tollway Private Ltd., 5.9%, 2/28/2034 (n)		10,762,028	11,273,539
Varanasi Aurangabad NH-2 Tollway Private Ltd., 5.9%, 2/28/2034		598,500	626,946
			$289,684,999

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Indonesia – 1.0%
PT Indofood CBP Sukses Makmur Tbk, 3.398%, 6/09/2031		$7,990,000	$7,502,928
PT Pertamina Hulu Energi (Republic of Indonesia), 5.25%, 5/21/2030 (n)		20,274,000	20,700,001
PT Perusahaan Listrik Negara (Republic of Indonesia), 4.875%, 7/17/2049 (n)		6,353,000	5,543,836
PT Perusahaan Listrik Negara (Republic of Indonesia), 4.875%, 7/17/2049		2,800,000	2,443,372
PT Sorik Marapi Geothermal Power, 7.75%, 8/05/2031 (n)		13,197,403	13,519,423
Republic of Indonesia, 4.85%, 1/11/2033		18,504,000	18,785,232
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033 (n)		6,598,125	6,796,069
			$75,290,861
Jamaica – 0.3%
Kingston Airport Revenue Finance, 6.75%, 12/15/2036 (n)		$7,238,000	$7,418,950
Montego Bay Airport Revenue Finance Ltd., 6.6%, 6/15/2035 (n)		16,992,000	16,835,504
			$24,254,454
Jordan – 0.1%
Hashemite Kingdom of Jordan, 7.375%, 10/10/2047		$5,635,000	$5,686,019
Kazakhstan – 1.9%
Baiterek National Managing Holding JSC (Republic of Kazakhstan), 5.45%, 5/08/2028 (n)		$15,026,000	$15,306,532
Baiterek National Managing Holding JSC (Republic of Kazakhstan), 4.65%, 10/01/2030 (n)		25,667,000	25,399,160
Development Bank of Kazakhstan JSC, 5.5%, 4/15/2027 (n)		18,101,000	18,327,110
Development Bank of Kazakhstan JSC, 5.5%, 4/15/2027		1,900,000	1,923,734
Development Bank of Kazakhstan JSC, 5.625%, 4/07/2030 (n)		13,915,000	14,390,038
Development Bank of Kazakhstan JSC, 2.95%, 5/06/2031		4,329,000	3,881,315
JSC Kaspi, 6.25%, 3/26/2030 (n)		24,539,000	25,191,913
Republic of Kazakhstan, 5%, 7/01/2032 (n)		23,842,000	24,219,546
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030 (n)		15,805,000	14,503,782
			$143,143,130
Kenya – 0.4%
Republic of Kenya, 7.875%, 10/09/2033 (n)		$19,377,000	$18,962,966
Republic of Kenya, 8.8%, 10/09/2038 (n)		14,186,000	13,849,475
			$32,812,441
Kuwait – 1.4%
Boubyan Sukuk Ltd., 4.973%, 6/04/2030		$15,554,000	$15,928,031
KFH Sukuk Co. (State of Kuwait), 5.376%, 1/14/2030		4,290,000	4,453,110
NBK SPC Ltd. (State of Kuwait), 1.625% to 9/15/2026, FLR (SOFR - 1 day + 1.05%) to 9/15/2027 (n)		12,571,000	12,256,914
NBK SPC Ltd. (State of Kuwait), 5.5% to 6/06/2029, FLR (SOFR - 1 day + 1.16%) to 6/06/2030 (n)		13,454,000	13,949,215
State of Kuwait, 4.136%, 10/09/2030 (n)		30,398,000	30,314,597
State of Kuwait, 4.652%, 10/09/2035 (n)		33,653,000	33,800,271
			$110,702,138
Luxembourg – 0.4%
Maxam Prill S.à r.l., 7.75%, 7/15/2030 (n)		$21,961,000	$22,428,550
PLT VII Finance S.à r.l., 6%, 6/15/2031 (n)	EUR	9,687,000	11,583,325
			$34,011,875
Macau – 0.2%
Wynn Macau Ltd., 6.75%, 2/15/2034 (n)		$16,346,000	$16,472,158
Malaysia – 1.2%
Dua Capital Ltd. (Federation of Malaysia), 2.78%, 5/11/2031		$15,229,000	$14,025,452
PETRONAS Capital Ltd. (Federation of Malaysia), 4.95%, 1/03/2031 (n)		31,939,000	33,003,020
PETRONAS Capital Ltd. (Federation of Malaysia), 5.34%, 4/03/2035 (n)		34,544,000	36,071,860

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Malaysia – 1.2%
PETRONAS Capital Ltd. (Federation of Malaysia), 5.848%, 4/03/2055 (n)		$7,051,000	$7,531,194
			$90,631,526
Mexico – 6.1%
BBVA Bancomer S.A. (Texas), 7.625%, 2/11/2035		$400,000	$423,616
BBVA Bancomer S.A. (Texas), 8.45% to 6/29/2033, FLR (CMT - 5yr. + 4.661%) to 6/29/2038 (n)		12,140,000	13,431,089
BBVA Bancomer S.A. (Texas), 8.45%, 6/29/2038		1,300,000	1,438,255
BBVA Bancomer S.A. (Texas), 8.125%, 1/08/2039 (n)		7,287,000	7,940,826
BBVA Bancomer S.A. (Texas), 8.125%, 1/08/2039		500,000	544,863
BBVA Mexico S.A., 7.625%, 2/11/2035 (n)		11,107,000	11,762,757
CFE FIBRA E Banco Citi Mexico S.A., 5.875%, 9/23/2040 (n)		19,564,000	19,665,733
Eagle Funding LuxCo S.à r.l. (United Mexican States), 5.5%, 8/17/2030 (n)		36,401,000	36,979,776
Eagle Funding LuxCo S.à r.l. (United Mexican States), 5.5%, 8/17/2030		900,000	914,310
Gruma S.A.B. de C.V., 5.39%, 12/09/2034 (n)		6,246,000	6,402,093
Petroleos Mexicanos, 5.95%, 1/28/2031		30,371,000	29,707,120
Petroleos Mexicanos, 6.7%, 2/16/2032		26,425,000	26,402,348
Petroleos Mexicanos, 6.75%, 9/21/2047		26,175,000	21,676,910
Petroleos Mexicanos, 6.35%, 2/12/2048		28,077,000	22,502,107
Petroleos Mexicanos, 7.69%, 1/23/2050		44,965,000	40,774,284
Petroleos Mexicanos, 6.95%, 1/28/2060		17,991,000	14,815,589
Saavi Energia S.à r.l., 8.875%, 2/10/2035 (n)		20,379,000	21,907,425
United Mexican States, 3.5%, 9/19/2029	EUR	16,721,000	19,415,960
United Mexican States, 5.375%, 3/22/2033		$11,211,000	11,202,031
United Mexican States, 4.5%, 3/19/2034	EUR	13,764,000	16,097,206
United Mexican States, 5.625%, 9/22/2035		$19,473,000	19,375,635
United Mexican States, 6.875%, 5/13/2037		27,394,000	29,674,551
United Mexican States, 6.625%, 1/29/2038		16,704,000	17,639,424
United Mexican States, 5.125%, 3/19/2038	EUR	16,695,000	19,636,850
United Mexican States, 6.338%, 5/04/2053		$27,309,000	27,097,355
United Mexican States, 6.4%, 5/07/2054		14,063,000	14,062,096
United Mexican States, 7.375%, 5/13/2055		16,198,000	18,171,607
			$469,661,816
Montenegro – 0.3%
Republic of Montenegro, 7.25%, 3/12/2031		$6,904,000	$7,436,639
Republic of Montenegro, 4.875%, 4/01/2032 (n)	EUR	13,310,000	15,588,151
Republic of Montenegro, 4.875%, 4/01/2032		600,000	702,696
			$23,727,486
Morocco – 0.8%
OCP S.A. (Kingdom of Morocco), 6.1%, 4/30/2030 (n)		$13,160,000	$13,767,413
OCP S.A. (Kingdom of Morocco), 6.75%, 5/02/2034 (n)		6,957,000	7,555,362
OCP S.A. (Kingdom of Morocco), 6.7%, 3/01/2036 (n)		16,364,000	17,625,740
OCP S.A. (Kingdom of Morocco), 7.5%, 5/02/2054 (n)		10,787,000	12,060,239
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 5.125%, 6/23/2051		9,590,000	8,089,597
			$59,098,351
Nigeria – 1.6%
Federal Republic of Nigeria, 0%, 1/06/2026	NGN	43,939,721,000	$29,517,117
Federal Republic of Nigeria, 0%, 1/20/2026		12,071,658,000	8,155,594
Federal Republic of Nigeria, 0%, 2/03/2026		4,417,053,000	2,922,867
Federal Republic of Nigeria, 0%, 3/24/2026		10,516,788,000	6,783,579
Federal Republic of Nigeria, 7.375%, 9/28/2033 (n)		$3,825,000	3,695,381
Federal Republic of Nigeria, 7.375%, 9/28/2033		38,549,000	37,242,679
Federal Republic of Nigeria, 7.696%, 2/23/2038		32,749,000	30,802,654
			$119,119,871

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Oman – 1.6%
Al Jawaher Assets Company SPC (Sultanate of Oman), 4.662%, 10/29/2030 (n)		$19,718,000	$19,645,064
Sultanate of Oman, 6.5%, 3/08/2047		26,550,000	29,146,768
Sultanate of Oman, 6.75%, 1/17/2048		34,710,000	38,929,463
Sultanate of Oman, 7%, 1/25/2051		32,375,000	37,347,374
			$125,068,669
Pakistan – 0.2%
Islamic Republic of Pakistan, 6.875%, 12/05/2027		$18,864,000	$18,839,554
Panama – 1.1%
Republic of Panama, 2.252%, 9/29/2032		$21,620,000	$17,730,562
Republic of Panama, 3.298%, 1/19/2033		13,209,000	11,534,099
Republic of Panama, 6.4%, 2/14/2035		10,873,000	11,421,543
Republic of Panama, 6.875%, 1/31/2036		25,399,000	27,446,159
Republic of Panama, 8%, 3/01/2038		16,131,000	18,758,740
			$86,891,103
Paraguay – 1.6%
Banco Continental S.A.E.C.A., 2.75%, 12/10/2025 (n)		$6,079,000	$6,060,763
Republic of Paraguay, 5.6%, 3/13/2048		34,311,000	32,835,627
Republic of Paraguay, 5.4%, 3/30/2050		69,884,000	64,926,429
Republic of Paraguay, 6.65%, 3/04/2055 (n)		14,418,000	15,521,698
Republic of Paraguay, 6.65%, 3/04/2055		600,000	645,930
Telefónica Celular del Paraguay S.A., 5.875%, 4/15/2027		2,267,000	2,263,599
			$122,254,046
Peru – 2.6%
Banco De Credito del Peru, 6.45% to 7/30/2030, FLR (CMT - 5yr. + 2.486%) to 7/30/2035 (n)		$18,876,000	$19,612,164
Corporacion Financiera de Desarrollo S.A. (Republic of Peru), 5.95%, 4/30/2029 (n)		20,118,000	20,896,567
Corporacion Financiera de Desarrollo S.A. (Republic of Peru), 5.95%, 4/30/2029		1,300,000	1,350,310
Corporacion Financiera de Desarrollo S.A. (Republic of Peru), 5.5%, 5/06/2030 (n)		13,608,000	13,977,321
Corporacion Financiera de Desarrollo S.A. (Republic of Peru), 5.5%, 5/06/2030		500,000	513,570
Kallpa Generacion S.A., 5.5%, 9/11/2035 (n)		15,014,000	15,117,597
Petroleos del Peru S.A., 5.625%, 6/19/2047		14,973,000	10,780,560
Republic of Peru, 5.375%, 2/08/2035		14,684,000	15,073,273
Republic of Peru, 6.85%, 8/12/2035	PEN	75,364,000	23,618,654
Republic of Peru, 6.9%, 8/12/2037		99,805,000	30,855,385
Republic of Peru, 5.875%, 8/08/2054		$18,936,000	19,163,232
San Miguel Industrias PET S.A., 3.75%, 8/02/2028 (n)		25,055,000	23,928,527
San Miguel Industrias PET S.A., 3.75%, 8/02/2028		700,000	668,528
Scotiabank Peru S.A.A., 6.1% to 10/01/2030, FLR (CMT - 5yr. + 2.309%) to 10/01/2035 (n)		4,811,000	4,993,818
Scotiabank Peru S.A.A., 6.1%, 10/01/2035		200,000	207,600
			$200,757,106
Poland – 2.3%
Bank Gospodarstwa Krajowego (Republic of Poland), 3.25%, 3/18/2030	EUR	17,139,000	$20,110,998
Bank Gospodarstwa Krajowego (Republic of Poland), 5.375%, 5/22/2033 (n)		$9,601,000	10,011,434
Bank Gospodarstwa Krajowego (Republic of Poland), 5.75%, 7/09/2034 (n)		13,758,000	14,667,608
Bank Gospodarstwa Krajowego (Republic of Poland), 3.875%, 3/13/2035	EUR	6,757,000	7,963,180
Bank Gospodarstwa Krajowego (Republic of Poland), 6.25%, 7/09/2054 (n)		$10,585,000	11,224,412
Bank Hospodarates Krajowego (Republic of Poland), 4.25%, 3/18/2037	EUR	21,253,000	25,174,785
Orlen S.A., 6%, 1/30/2035 (n)		$10,263,000	10,840,872
Republic of Poland, 5.125%, 9/18/2034		12,287,000	12,621,503
Republic of Poland, 5%, 10/25/2034	PLN	134,854,000	35,928,201
Republic of Poland, 5.375%, 2/12/2035		$17,865,000	18,674,612

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Poland – 2.3%
Republic of Poland, 5.5%, 3/18/2054		$7,212,000	$7,109,100
			$174,326,705
Qatar – 0.7%
CBQ Finance Ltd., 5.375%, 3/28/2029		$18,391,000	$18,965,485
Ooredoo International Finance Ltd. (State of Qatar), 4.625%, 10/10/2034 (n)		13,959,000	14,006,712
QIB Sukuk Ltd., 4.803%, 6/12/2030		9,744,000	9,903,687
QNB Finance Ltd. (State of Qatar), 2.75%, 2/12/2027		11,978,000	11,753,412
			$54,629,296
Romania – 3.6%
Republic of Romania, 8%, 4/29/2030	RON	45,275,000	$10,650,249
Republic of Romania, 5.75%, 9/16/2030 (n)		$7,250,000	7,415,191
Republic of Romania, 2%, 1/28/2032	EUR	15,183,000	14,844,082
Republic of Romania, 3.625%, 3/27/2032		$21,120,000	19,034,398
Republic of Romania, 7.125%, 1/17/2033		10,130,000	10,926,572
Republic of Romania, 7.5%, 7/27/2033	RON	58,695,000	13,653,174
Republic of Romania, 6.375%, 1/30/2034 (n)		$31,488,000	32,349,913
Republic of Romania, 6.375%, 1/30/2034		1,200,000	1,232,847
Republic of Romania, 3.75%, 2/07/2034	EUR	5,741,000	5,880,600
Republic of Romania, 3.75%, 2/07/2034 (n)		8,524,000	8,731,273
Republic of Romania, 6%, 5/25/2034 (n)		$22,656,000	22,770,649
Republic of Romania, 6%, 5/25/2034		500,000	502,530
Republic of Romania, 7.1%, 7/31/2034	RON	29,725,000	6,785,228
Republic of Romania, 5.75%, 3/24/2035		$15,718,000	15,373,882
Republic of Romania, 6.625%, 5/16/2036 (n)		30,280,000	31,136,566
Republic of Romania, 6.625%, 5/16/2036		700,000	719,802
Republic of Romania, 7.5%, 2/10/2037 (n)		14,430,000	15,813,718
Republic of Romania, 7.5%, 2/10/2037		600,000	657,535
Republic of Romania, 4.125%, 3/11/2039	EUR	15,653,000	14,987,535
Republic of Romania, 6.75%, 7/11/2039 (n)		15,776,000	18,962,489
Republic of Romania, 6.75%, 7/11/2039		100,000	119,909
Republic of Romania, 6.5%, 10/07/2045 (n)		16,776,000	19,164,228
			$271,712,370
Saudi Arabia – 4.1%
Al Rajhi Bank, 4.865%, 5/19/2030		$14,628,000	$14,850,027
Kingdom of Saudi Arabia, 4.625%, 10/04/2047		40,829,000	36,289,458
Kingdom of Saudi Arabia, 3.25%, 11/17/2051 (n)		14,210,000	9,766,681
Kingdom of Saudi Arabia, 5%, 1/18/2053 (n)		16,634,000	15,290,206
Kingdom of Saudi Arabia, 3.75%, 1/21/2055		7,979,000	5,887,771
KSA Ijarah Sukuk Ltd. (Kingdom of Saudi Arabia), 4.875%, 9/09/2035 (n)		19,676,000	19,931,000
Ma'aden Sukuk Ltd. (Kingdom of Saudi Arabia), 5.25%, 2/13/2030 (n)		27,554,000	28,417,367
Ma'aden Sukuk Ltd. (Kingdom of Saudi Arabia), 5.5%, 2/13/2035 (n)		6,980,000	7,327,304
Ma'aden Sukuk Ltd. (Kingdom of Saudi Arabia), 5.5%, 2/13/2035		400,000	419,903
SA Global Sukuk Ltd. (Kingdom of Saudi Arabia), 4.125%, 9/17/2030 (n)		25,225,000	24,827,893
SA Global Sukuk Ltd. (Kingdom of Saudi Arabia), 4.625%, 9/17/2035		7,790,000	7,631,318
Saudi Arabian Oil Co., 6.375%, 6/02/2055 (n)		35,560,000	38,337,020
Saudi Arabian Oil Co., 6.375%, 6/02/2055		700,000	754,666
Saudi Arabian Oil Co., 5.875%, 7/17/2064 (n)		12,001,000	11,970,997
Saudi Aramco (Kingdom of Saudi Arabia), 4.5%, 10/26/2046		34,170,000	30,206,576
Saudi Awwal Bank, 5.947%, 9/04/2035		22,168,000	22,421,401
Saudi Electricity Sukuk Programme Co., 5.225%, 2/18/2030		17,952,000	18,488,825
SNB Funding Ltd., 6% to 6/24/2030, FLR (CMT - 5yr. + 2%) to 6/24/2035		18,715,000	19,250,798
			$312,069,211

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Serbia – 0.6%
Republic of Serbia, 6.25%, 5/26/2028 (n)		$7,109,000	$7,406,179
Republic of Serbia, 6%, 6/12/2034 (n)		14,125,000	14,833,602
Telecommunications Co. (Republic of Serbia), 7%, 10/28/2029 (n)		21,136,000	21,211,457
			$43,451,238
Singapore – 0.4%
United Overseas Bank Ltd., 2% to 10/14/2026, FLR (CMT - 5yr. + 1.23%) to 10/14/2031 (n)		$18,169,000	$17,756,272
United Overseas Bank Ltd., 2% to 10/14/2026, FLR (CMT - 1yr. + 1.23%) to 10/14/2031		1,800,000	1,759,111
United Overseas Bank Ltd., 3.863% to 10/07/2027, FLR (CMT - 5yr. + 1.45%) to 10/07/2032 (n)		9,368,000	9,283,105
United Overseas Bank Ltd., 3.863% to 10/07/2027, FLR (CMT - 5yr. + 1.45%) to 10/07/2032		1,400,000	1,387,313
			$30,185,801
Slovakia – 0.3%
Eustream A.S. (Slovak Republic), 1.625%, 6/25/2027	EUR	19,412,000	$21,876,774
South Africa – 2.6%
Bidvest Group (UK) PLC, 6.2%, 9/17/2032 (n)		$16,415,000	$16,626,343
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028		12,354,000	12,718,763
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026 (z)		9,560,024	5,450,045
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026		368,260	209,940
Republic of South Africa, 8.25%, 3/31/2032	ZAR	322,701,000	18,540,931
Republic of South Africa, 8.875%, 2/28/2035		198,006,000	11,429,713
Republic of South Africa, 7.1%, 11/19/2036 (n)		$17,273,000	18,576,468
Republic of South Africa, 6.5%, 2/28/2041	ZAR	275,674,000	11,787,937
Republic of South Africa, 8.75%, 1/31/2044		308,799,000	15,933,945
Republic of South Africa, 6.3%, 6/22/2048		$8,323,000	7,541,273
Republic of South Africa, 5.75%, 9/30/2049		14,206,000	12,002,737
Republic of South Africa, 7.3%, 4/20/2052		42,418,000	42,740,752
Republic of South Africa, 7.95%, 11/19/2054 (n)		25,481,000	27,247,493
			$200,806,340
South Korea – 0.3%
Momentive Performance Materials, Inc., 4.125%, 10/22/2028 (n)		$22,409,000	$22,298,050
Sri Lanka – 1.2%
Republic of Sri Lanka, 4%, 4/15/2028 (n)		$3,683,554	$3,531,607
Republic of Sri Lanka, 3.1%, 1/15/2030 (n)		4,339,176	4,084,249
Republic of Sri Lanka, 3.35%, 3/15/2033 (n)		44,392,898	38,754,596
Republic of Sri Lanka, 3.6%, 6/15/2035 (n)		22,404,032	17,340,270
Republic of Sri Lanka, 3.6%, 5/15/2036 (n)		21,617,609	19,722,566
Republic of Sri Lanka, 3.6%, 2/15/2038 (n)		7,380,500	6,808,478
			$90,241,766
Supranational – 0.5%
African Development Bank, 5.875% to 8/07/2035, FLR (CMT - 5yr. + 1.653%) to 8/07/2174		$20,021,000	$19,988,319
Corporación Andina de Fomento, 6.75% to 12/17/2030, FLR (USD SOFR ICE Swap Rate - 5yr. + 3.12%) to 12/17/2173		500,000	513,037
West African Development Bank, 6.25%, 10/14/2040 (n)	EUR	14,036,000	16,165,260
			$36,666,616
Suriname – 0.3%
Republic of Suriname, 7.7%, 11/06/2030 (n)(w)		$8,407,000	$8,457,442
Republic of Suriname, 8.5%, 11/06/2035 (n)(w)		10,917,000	11,244,510
			$19,701,952

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Thailand – 1.0%
Bangkok Bank Public Co. Ltd., 5.5%, 9/21/2033	$7,013,000	$7,335,667
Bangkok Bank Public Co. Ltd., 5.65%, 7/05/2034	900,000	953,347
Bangkok Bank Public Co. Ltd., 3.733% to 9/25/2029, FLR (CMT - 5yr. + 1.9%) to 9/25/2034	30,312,000	28,833,751
Bangkok Bank Public Co. Ltd. (Hong Kong), 5.65%, 7/05/2034 (n)	10,508,000	11,130,851
Export-Import Bank of Thailand, 5.354%, 5/16/2029	9,999,000	10,361,204
Muangthai Capital PCL, 7.55%, 7/21/2030 (n)	14,567,000	15,055,375
Muangthai Capital PCL, 7.55%, 7/21/2030	500,000	516,763
		$74,186,958
Turkey – 3.5%
Hazine Mustesarligi Varlik Kiralama A.S. (Republic of Turkey), 6.5%, 4/26/2030 (n)	$13,850,000	$14,347,540
Hazine Mustesarligi Varlik Kiralama A.S. (Republic of Turkey), 6.75%, 9/01/2030 (n)	15,408,000	16,047,154
Republic of Turkey, 8.509%, 1/14/2029 (n)	12,529,000	13,753,387
Republic of Turkey, 5.25%, 3/13/2030	14,556,000	14,346,290
Republic of Turkey, 5.95%, 1/15/2031	22,797,000	22,780,998
Republic of Turkey, 5.875%, 6/26/2031	42,990,000	42,602,352
Republic of Turkey, 6.5%, 1/03/2035	7,759,000	7,676,478
Republic of Turkey, 6.95%, 9/16/2035	18,368,000	18,605,448
Republic of Turkey, 6.8%, 11/04/2036 (w)	13,911,000	13,831,707
Republic of Turkey, 5.75%, 5/11/2047	42,453,000	34,504,856
T.C. Ziraat Bankasi A.S. (Republic of Turkey), 7.25%, 2/04/2030	600,000	617,254
T.C. Ziraat Bankasi A.S. (Republic of Turkey), 7.25%, 2/04/2030 (n)	13,890,000	14,289,420
Turk Telekomunikasyon A.S. (Republic of Turkey), 6.95%, 10/07/2032 (n)	10,953,000	11,074,436
Turkiye Ihracat Kredi Bankasi A.S., 7.5%, 2/06/2028 (n)	9,289,000	9,620,991
Turkiye Ihracat Kredi Bankasi A.S., 6.875%, 7/03/2028 (n)	10,219,000	10,487,975
Turkiye Vakiflar Bankasi T.A.O., 6.875%, 1/07/2030 (n)	14,803,000	15,025,199
Turkiye Vakiflar Bankasi T.A.O., 6.875%, 1/07/2030	500,000	507,505
Turkiye Vakiflar Bankasi T.A.O., 7.25%, 7/31/2030 (n)	11,276,000	11,537,237
		$271,656,227
Ukraine – 0.7%
Government of Ukraine, 0%, 2/01/2034 (n)	$56,953,067	$23,591,125
Government of Ukraine, 4.5%, 2/01/2034	7,242,000	4,057,331
Government of Ukraine, 0%, 2/01/2036	7,089,000	3,605,908
Government of Ukraine, 4.5%, 2/01/2036 (n)	15,610,527	8,571,769
Government of Ukraine, GDP Linked Bond, 0%, 8/01/2041 (a)	19,175,000	16,243,679
		$56,069,812
United Arab Emirates – 2.9%
Abu Dhabi Crude Oil Pipeline, 4.6%, 11/02/2047	$24,636,000	$23,178,861
Abu Dhabi Developmental Holding Co. PJSC, 4.5%, 5/06/2030 (n)	15,121,000	15,314,824
Abu Dhabi Developmental Holding Co. PJSC, 4.375%, 10/02/2031 (n)	13,705,000	13,762,963
Abu Dhabi Developmental Holding Co. PJSC, 4.375%, 10/02/2031	400,000	401,692
Abu Dhabi Developmental Holding Co. PJSC, 5.5%, 5/08/2034 (n)	24,398,000	26,040,833
Abu Dhabi Developmental Holding Co. PJSC, 5%, 5/06/2035 (n)	20,035,000	20,572,788
Abu Dhabi Developmental Holding Co. PJSC, 5.25%, 10/02/2054 (n)	15,309,000	15,306,300
Abu Dhabi National Energy Co. PJSC, 4.75%, 3/09/2037 (n)	11,260,000	11,198,304
DAE Sukuk (DIFC) Ltd. (United Arab Emirates), 4.5%, 10/16/2030 (n)	17,799,000	17,676,832
DP World Crescent Ltd. (United Arab Emirates), 5.5%, 5/08/2035 (n)	26,444,000	27,581,092
DP World Crescent Ltd. (United Arab Emirates), 5.5%, 5/08/2035	700,000	730,100
Emirates Sembcorp Water & Power Co. (United Arab Emirates), 4.45%, 8/01/2035 (n)	1,430,000	1,381,359
Emirates Sembcorp Water & Power Co. (United Arab Emirates), 4.45%, 8/01/2035	1,900,000	1,835,371
First Abu Dhabi Bank PJSC, 6.32% to 4/04/2029, FLR (CMT - 5yr. + 1.7%) to 4/04/2034	14,169,000	14,769,766
First Abu Dhabi Bank PJSC, 5.804% to 1/16/2030, FLR (CMT - 5yr. + 1.55%) to 1/16/2035	7,112,000	7,348,121
National Central Cooling Co. PJSC, 5.279%, 3/05/2030	16,315,000	16,821,238

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
United Arab Emirates – 2.9%
National Central Cooling Co. PJSC, 2.5%, 10/21/2027		$6,792,000	$6,545,586
			$220,466,030
United Kingdom – 0.2%
ContourGlobal Power Holdings S.A., 6.75%, 2/28/2030 (n)		$13,507,000	$13,912,210
United States – 4.3%
Las Vegas Sands Corp., 6.2%, 8/15/2034		$8,791,000	$9,231,016
U.S. Treasury Bonds, 4.75%, 8/15/2055		7,325,000	7,424,574
U.S. Treasury Notes, 3.875%, 9/30/2029		66,715,000	67,236,211
U.S. Treasury Notes, 2.75%, 8/15/2032 (f)		262,578,000	244,997,584
			$328,889,385
Uruguay – 1.6%
Oriental Republic of Uruguay, 8.5%, 3/15/2028	UYU	150,322,000	$3,825,627
Oriental Republic of Uruguay, 8.25%, 5/21/2031		1,143,379,000	29,186,065
Oriental Republic of Uruguay, 9.75%, 7/20/2033		59,949,000	1,662,752
Oriental Republic of Uruguay, 8%, 10/29/2035		1,061,517,619	26,738,847
Oriental Republic of Uruguay, 5.442%, 2/14/2037		$22,045,000	23,092,137
Oriental Republic of Uruguay, 4.975%, 4/20/2055		19,989,000	18,589,770
Oriental Republic of Uruguay, 5.25%, 9/10/2060		18,376,997	17,614,352
			$120,709,550
Uzbekistan – 2.1%
JSCB Agrobank (Republic of Uzbekistan), 9.25%, 10/02/2029 (n)		$16,889,000	$18,391,523
JSCB Agrobank (Republic of Uzbekistan), 9.25%, 10/02/2029		700,000	762,275
National Bank of Uzbekistan, 8.5%, 7/05/2029		10,697,000	11,450,889
National Bank of Uzbekistan, 7.2%, 7/17/2030		14,567,000	15,044,682
Navoi Mining & Metallurgical Co. (Republic of Uzbekistan), 6.75%, 5/14/2030 (n)		28,651,000	30,183,201
Navoi Mining & Metallurgical Co. (Republic of Uzbekistan), 6.95%, 10/17/2031 (n)		15,934,000	17,058,907
Navoi Mining & Metallurgical Co. (Republic of Uzbekistan), 6.95%, 10/17/2031		600,000	642,359
Republic of Uzbekistan, 5.1%, 2/25/2029 (n)	EUR	8,975,000	10,765,217
Republic of Uzbekistan, 5.1%, 2/25/2029		600,000	719,680
Republic of Uzbekistan, 3.9%, 10/19/2031		$18,111,000	16,815,335
Republic of Uzbekistan, 6.9%, 2/28/2032 (n)		19,072,000	20,651,840
Uzbek Industrial & Construction Bank ATB (Republic of Uzbekistan), 8.95%, 7/24/2029 (n)		10,308,000	11,144,729
Uzbekneftegaz JSC (Republic of Uzbekistan), 4.75%, 11/16/2028 (n)		7,708,000	7,311,130
			$160,941,767
Venezuela – 1.2%
Corporacion Andina de Fomento, 6.75%, 12/17/2173 (n)		$14,865,000	$15,252,582
Republic of Venezuela, 9%, 5/07/2023 (a)(d)		8,004,000	2,041,820
Republic of Venezuela, 8.25%, 10/13/2024 (a)(d)		16,193,000	4,130,834
Republic of Venezuela, 7.65%, 4/21/2025 (a)(d)		44,768,000	11,420,317
Republic of Venezuela, 9.25%, 9/15/2027 (a)(d)		62,600,000	19,099,260
Republic of Venezuela, 11.95%, 8/05/2031 (a)(d)		40,625,000	11,785,313
Republic of Venezuela, 9.375%, 1/13/2034 (a)(d)		1,253,000	394,820
Republic of Venezuela, 7%, 3/31/2038 (a)(d)		61,397,500	16,736,959
Republic of Venezuela, 7%, 3/31/2038 (a)(d)		27,187,000	7,411,176
			$88,273,081
Vietnam – 0.1%
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029		$6,280,680	$6,217,874

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Zambia – 0.5%
First Quantum Minerals Ltd., 8%, 3/01/2033 (n)	$17,608,000	$18,713,483
Republic of Zambia, 5.75%, 6/30/2033	20,921,830	20,085,593
		$38,799,076
Total Bonds		$7,398,694,327
Mutual Funds (h) – 2.4%
Money Market Funds – 2.4%
MFS Institutional Money Market Portfolio, 4.12% (v)	185,726,350	$185,763,496

Other Assets, Less Liabilities – 0.8%		60,917,752
Net Assets – 100.0%		$7,645,375,575

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $185,763,496 and
$7,398,694,327, respectively.

(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $3,290,130,091, representing 43.0% of net assets.

(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.
(z)
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026	3/09/21-10/15/21	$9,399,604	$5,450,045
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:
CMT	Constant Maturity Treasury
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

ICE	Intercontinental Exchange
SOFR	Secured Overnight Financing Rate

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
BRL	Brazilian Real
CNH	Chinese Yuan Renminbi (Offshore)
CZK	Czech Koruna
EGP	Egypt Pound
EUR	Euro
HUF	Hungarian Forint
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
THB	Thai Baht
TRY	Turkish Lira

Portfolio of Investments (unaudited) – continued
UYU	Uruguayan Peso
ZAR	South African Rand

Derivative Contracts at 10/31/25
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CNH	135,058,764	USD	19,046,059	Barclays Bank PLC	1/16/2026	$7,129
CNH	54,945,014	USD	7,750,468	Goldman Sachs International	1/16/2026	807
MYR	94,792,401	USD	22,583,062	Barclays Bank PLC	1/15/2026	101,239
PEN	21,792,347	USD	6,409,137	Barclays Bank PLC	1/22/2026	48,541
TRY	901,694,298	USD	19,971,081	HSBC Bank	1/16/2026	231,441
TRY	1,788,953,356	USD	39,888,147	Morgan Stanley Capital Services LLC	1/16/2026	193,474
USD	513,650,299	EUR	440,298,543	Barclays Bank PLC	1/16/2026	4,061,989
USD	14,611,664	EUR	12,547,576	Citibank N.A.	1/16/2026	89,476
USD	21,388,059	EUR	18,287,526	HSBC Bank	1/16/2026	222,626
USD	2,015,445	EUR	1,735,474	JPMorgan Chase Bank N.A.	1/16/2026	6,860
USD	23,943,847	EUR	20,465,080	Morgan Stanley Capital Services LLC	1/16/2026	258,178
USD	4,039,574	INR	358,401,937	Barclays Bank PLC	1/30/2026	20,771
USD	14,385,337	PHP	832,526,017	Barclays Bank PLC	11/17/2025	242,294
USD	17,720,453	PHP	1,031,861,983	JPMorgan Chase Bank N.A.	11/17/2025	191,069
USD	37,287,720	PLN	137,521,213	Merrill Lynch International	1/16/2026	76,386
USD	870,248	ZAR	15,111,435	Barclays Bank PLC	1/16/2026	3,040
						$5,755,320
Liability Derivatives
BRL	28,146,968	USD	5,224,010	Barclays Bank PLC	11/28/2025	$(24,690)
BRL	57,275,419	USD	10,612,455	JPMorgan Chase Bank N.A.	11/28/2025	(32,515)
BRL	61,738,239	USD	11,445,725	Morgan Stanley Capital Services LLC	11/28/2025	(41,411)
CZK	324,186,376	USD	15,565,954	Merrill Lynch International	1/16/2026	(182,113)
EUR	2,320,638	USD	2,697,623	Citibank N.A.	1/16/2026	(11,786)
EUR	12,772,945	USD	14,939,953	JPMorgan Chase Bank N.A.	1/16/2026	(156,929)
EUR	21,418,409	USD	25,020,970	Morgan Stanley Capital Services LLC	1/16/2026	(231,947)
MXN	326,625,972	USD	17,475,048	Barclays Bank PLC	1/16/2026	(28,375)
MXN	358,200,104	USD	19,156,725	Goldman Sachs International	1/16/2026	(23,525)
MYR	80,579,553	USD	19,339,866	Barclays Bank PLC	1/15/2026	(56,772)
PHP	26,099,489	USD	446,986	Barclays Bank PLC	11/17/2025	(3,605)
PHP	1,838,288,511	USD	31,610,154	Citibank N.A.	11/17/2025	(381,109)
PLN	4,919,130	USD	1,339,380	Merrill Lynch International	1/16/2026	(8,332)
THB	622,943,774	USD	19,358,104	Barclays Bank PLC	1/16/2026	(63,217)
USD	12,651,098	BRL	70,250,284	Barclays Bank PLC	11/28/2025	(325,564)
USD	22,828,150	BRL	125,520,583	Goldman Sachs International	11/28/2025	(358,066)
USD	35,364,743	BRL	193,943,218	JPMorgan Chase Bank N.A.	11/28/2025	(460,532)
USD	21,787,236	HUF	7,378,116,609	Merrill Lynch International	1/16/2026	(42,416)
USD	36,498,944	MXN	684,826,076	Goldman Sachs International	1/16/2026	(80,929)
USD	22,478,634	MYR	94,792,401	Barclays Bank PLC	1/15/2026	(205,667)
USD	23,981,202	PEN	81,440,160	Goldman Sachs International	1/22/2026	(151,779)
USD	17,034,117	TRY	769,648,091	Merrill Lynch International	1/16/2026	(209,901)
USD	17,544,999	TRY	793,893,668	Morgan Stanley Capital Services LLC	1/16/2026	(242,242)
USD	26,897,510	ZAR	471,928,275	Merrill Lynch International	1/16/2026	(185,290)
USD	30,199,904	ZAR	530,277,859	State Street Corp.	1/16/2026	(231,436)
						$(3,740,148)

Portfolio of Investments (unaudited) – continued
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Long	USD	646	$75,783,875	December – 2025	$987,960
U.S. Treasury Ultra Note 10 yr	Long	USD	1,311	151,400,016	December – 2025	416,222
						$1,404,182
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Long	USD	1,730	$194,922,344	December – 2025	$(158,390)
U.S. Treasury Note 5 yr	Long	USD	3,041	332,110,462	December – 2025	(1,236,661)
Euro-Bund 10 yr	Short	EUR	2,388	356,149,642	December – 2025	(2,483,385)
						$(3,878,436)

Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives
Credit Default Swaps
12/20/29	USD	14,868,000	Barclays Bank PLC	(1)	1.00% / Quarterly	$(522,296)	$573,739	$51,443
(1) Fund, as protection buyer, to receive notional amount upon a defined credit event by Federative Republic of Brazil, 5.625%, 1/07/2041, a BB rated bond. The fund entered into the contract to buy issuer protection.
At October 31, 2025, the fund had cash collateral of $2,588,000 and other liquid securities with an aggregate value of $22,701,107 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
10/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of October 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$319,658,369	$—	$319,658,369
Non - U.S. Sovereign Debt	—	5,874,947,609	—	5,874,947,609
U.S. Corporate Bonds	—	9,231,016	—	9,231,016
Foreign Bonds	—	1,194,857,333	—	1,194,857,333
Investment Companies	185,763,496	—	—	185,763,496
Total	$185,763,496	$7,398,694,327	$—	$7,584,457,823
Other Financial Instruments
Futures Contracts – Assets	$1,404,182	$—	$—	$1,404,182
Futures Contracts – Liabilities	(3,878,436)	—	—	(3,878,436)
Forward Foreign Currency Exchange Contracts – Assets	—	5,755,320	—	5,755,320
Forward Foreign Currency Exchange Contracts – Liabilities	—	(3,740,148)	—	(3,740,148)
Swap Agreements – Liabilities	—	51,443	—	51,443
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended October 31, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$300,018,364	$733,001,730	$847,304,995	$27,304	$21,093	$185,763,496

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$3,049,549	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of October 31, 2025, are as follows:
United States	11.1%
Mexico	6.2%
Saudi Arabia	4.1%
India	3.8%
Chile	3.7%
Romania	3.6%
Turkey	3.6%
Hungary	3.3%
Germany	-4.7%
Other Countries	65.3%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.